Related Party Transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company had an advisory agreement with HCI Equity Management L.P. (“HCI”) that required the Company to pay transaction fees and an annual advisory fee of $0.1 million. On May 2, 2017, the Company and HCI entered into a Termination Agreement in which HCI waived the Company’s payment of any and all unpaid fees and expenses accrued under the advisory agreement through May 2, 2017.

The Investment Agreement with Elliott required the Company to pay Elliott a daily payment in an amount equal to $33,333.33 per calendar day from the closing date until the Refinancing Date (which is the date the Company entered into the ABL Facility). The Company paid $0.7 million and $2.7 million pursuant to this requirement for the three and nine months ended September 30, 2017, respectively.

The Company, as part of the $293.0 million redemption of its Series F Preferred Stock ($240.5 million) and a portion of its Series E Preferred Stock ($52.5 million), paid to Elliott $6.9 million in accrued dividends and $6.0 million in early redemption premiums in the third quarter of 2017.

The Company’s operating companies have contracts with certain purchased transportation providers that are considered related parties. The Company paid an aggregate of $5.8 million and $3.8 million to these purchased transportation providers during the three months ended September 30, 2018 and 2017, respectively. The Company paid an aggregate of $19.0 million and $9.5 million to these purchased transportation providers during the nine months ended September 30, 2018 and 2017, respectively.

The Company has a number of facility leases with related parties and paid an aggregate of $0.3 million and $0.8 million under these leases during the three months ended September 30, 2018 and 2017, respectively. The Company paid an aggregate of $1.0 million and $2.3 million under these leases during the nine months ended September 30, 2018 and 2017, respectively.

The Company owns 37.5% of Central Minnesota Logistics, Inc. (“CML”), which operates as one of the Company’s brokerage agents. The Company paid CML broker commissions of $0.8 million and $0.7 million during the three months ended September 30, 2018 and 2017. The Company paid CML broker commissions of $2.2 million and $1.9 million during the nine months ended September 30, 2018 and 2017, respectively.

The Company has a jet fuel purchase agreement with a related party and paid an aggregate of $0.4 million and $0.3 million under this agreement during the three months ended September 30, 2018 and 2017, respectively. The Company paid an aggregate of $1.6 million and $1.1 million under this agreement during the nine months ended September 30, 2018 and 2017, respectively.

The Company leases certain equipment through leasing companies owned by related parties and paid an aggregate of $1.2 million and $0.3 million during the three months ended September 30, 2018 and 2017, respectively. The Company paid an aggregate of $2.7 million and $0.9 million for these leases during the nine months ended September 30, 2018 and 2017, respectively.